SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accumulated losses on derivative instruments	$ (1,503)	$ (945)
Deferred pension items, net of taxes	(287)	(190)
Accumulated foreign currency translation differences	15,905	16,711
Total accumulated other comprehensive income, net	$ 14,115	$ 15,576	$ 15,457